Document and Entity Information	12 Months Ended
May 16, 2013
Risk/Return:
Document Type	485BPOS
Document Period End Date	May 16, 2013
Registrant Name	BLACKROCK FUNDS
Central Index Key	0000844779
Amendment Flag	false
Document Creation Date	May 16, 2013
Document Effective Date	May 16, 2013
Prospectus Date	May 16, 2013